Segmented information	6 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
Segmented information

Note 4 Segmented information
Our results are reported in three segments: Bell Wireless, Bell Wireline and Bell Media. Our segments reflect how we manage our business and how we classify our operations for planning and measuring performance.
To align with changes in how we manage our business and assess performance, the operating results of The Source (Bell) Electronics Inc. (The Source) are now entirely included within our Wireless segment effective January 1, 2019, with prior periods restated for comparative purposes. Previously, The Source’s results were included within our Wireless and Wireline segments.

The following tables present financial information by segment for the three month periods ended June 30, 2019 and 2018.

FOR THE THREE MONTH PERIOD ENDED JUNE 30, 2019	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External customers		2,175	3,018	737	—	5,930
Inter-segment		14	70	105	(189)	—
Total operating revenues		2,189	3,088	842	(189)	5,930
Operating costs	5	(1,209)	(1,727)	(588)	189	(3,335)
Segment profit (1)		980	1,361	254	—	2,595
Severance, acquisition and other costs	6					(39)
Depreciation and amortization						(1,111)
Finance costs
Interest expense						(281)
Interest on post-employment benefit obligations	10					(15)
Other expense	7					(56)
Income taxes						(276)
Net earnings						817
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE THREE MONTH PERIOD ENDED JUNE 30, 2018	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External customers		2,107	3,002	677	—	5,786
Inter-segment		14	59	114	(187)	—
Total operating revenues		2,121	3,061	791	(187)	5,786
Operating costs	5	(1,229)	(1,728)	(586)	187	(3,356)
Segment profit (1)		892	1,333	205	—	2,430
Severance, acquisition and other costs	6					(24)
Depreciation and amortization						(1,008)
Finance costs
Interest expense						(246)
Interest on post-employment benefit obligations	10					(17)
Other expense	7					(88)
Income taxes						(292)
Net earnings						755
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
The following tables present financial information by segment for the six month periods ended June 30, 2019 and 2018.

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2019	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External customers		4,274	6,013	1,377	—	11,664
Inter-segment		27	139	210	(376)	—
Total operating revenues		4,301	6,152	1,587	(376)	11,664
Operating costs	5	(2,416)	(3,452)	(1,168)	376	(6,660)
Segment profit (1)		1,885	2,700	419	—	5,004
Severance, acquisition and other costs	6					(63)
Depreciation and amortization						(2,214)
Finance costs
Interest expense						(564)
Interest on post-employment benefit obligations	10					(31)
Other income	7					45
Income taxes						(569)
Net earnings						1,608
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2018	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers		4,115	5,953	1,308	—	11,376
Inter-segment		27	117	232	(376)	—
Total operating revenues		4,142	6,070	1,540	(376)	11,376
Operating costs	5	(2,439)	(3,424)	(1,205)	376	(6,692)
Segment profit (1)		1,703	2,646	335	—	4,684
Severance, acquisition and other costs	6					(24)
Depreciation and amortization						(2,000)
Finance costs
Interest expense						(486)
Interest on post-employment benefit obligations	10					(34)
Other expense	7					(149)
Income taxes						(527)
Net earnings						1,464
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
Revenues by services and products

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2019	2018	2019	2018
Services(1)
Wireless	1,606	1,566	3,160	3,068
Data	1,929	1,869	3,814	3,689
Voice	897	953	1,804	1,901
Media	737	677	1,377	1,308
Other services	62	64	121	127
Total services	5,231	5,129	10,276	10,093
Products(2)
Wireless	569	541	1,114	1,047
Data	120	98	253	202
Equipment and other	10	18	21	34
Total products	699	657	1,388	1,283
Total operating revenues	5,930	5,786	11,664	11,376
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.